UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

JUNE 30, 2014

Table of Contents

A Message to Our Shareholders	1
Sector Allocation	4
Expense Example	4
Performance Chart and Analysis	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Additional Information	22

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2014

Dear Fellow Shareholder:

Performance during the first half of 2014 was positive for the Jordan Opportunity Fund.  Through the first two quarters of 2014, the S&P 500 Index was up 7.14% and the Fund was up 7.95%.*  Coming off another strong year for equities in 2013, the first half of 2014 saw a period of low volatility in the U.S. markets, with most major indices experiencing moderate returns and equities shrugging off concerns of global conflicts.  Investor optimism was aided during the second quarter by low interest-rate assurances from both the Federal Reserve and the European Central Bank.  Recent positive growth in employment, industrial production and consumer confidence has also indicated that the economy is again advancing, after the weather-related slowdown in the first quarter.

As we enter the second half of 2014, we continue to maintain a generally positive equity outlook, with some short term caution due to the markets extended position.  Technically, the stock market remains healthy, despite its overbought condition.  Most major U.S. indices are close to all-time highs and stock market breadth (advancing stocks less declining stocks) have continued to rise.  Equity funds have been experiencing inflows, consumer net worth is near all-time highs, and the availability of attractive alternative investments in this low interest rate environment appears limited.

Our favorite investment themes performed well throughout the first half of 2014.  Our Hospital/Healthcare holdings which include HCA Holdings Inc., Universal Health Services, and Tenet Healthcare Corp performed especially well.  We continue to be positive on this group, as their outlooks have improved significantly with the benefits of the Affordable Care Act accelerating.  We have initiated several new positions, including another hospital stock, Community Health Systems.

Another group that we remain positive on is the Financial Services companies that have large exposure to Mergers & Acquisitions.  The volume of merger and acquisition activity this year has been enormous, and the Fund owns core positions in Lazard Ltd., Evercore Partners Inc., Morgan Stanley, and Goldman Sachs.  If M&A activity continues throughout the year, we believe this group could benefit substantially.

An attractive new theme for the Fund is solar energy.  We have purchased positions in several companies engaged in the production of solar modules and the development of solar power plants, such as First Solar Inc., Canadian Solar Inc., and Jinkosolar Holding Co.  This is an industry which we have followed since the

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Continued)
JUNE 30, 2014

leading companies came public seven years ago, and we are encouraged by their strong growth potential.  We have started with small positions and are looking to add to them during market pullbacks.

As we head into the second half of 2014, our outlook for the remainder of the year continues to be positive, yet guarded.  We remain bullish on the long-term outlook for the market and while we expect increases in volatility in the second half of the year, we plan on adding to our favorite themes during any material corrections.

Please feel free to contact us, or visit our website, www.jordanopportunity.com, if you have any comments or questions.

Sincerely,

Gerald R. Jordan
President & Portfolio Manager

*Fund performance data quoted represents past performance and is no guarantee of future results.  For additional performance information and related disclosure please refer to the Performance Chart and Analysis section on page 6.

The views in this report were those of the Fund manager as of June 30, 2014 and may not reflect his views on the date this report is first published or anytime thereafter.  These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund’s investment parameters are diverse and as such may be subject to different forms of investment risk discussed herein.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods – these risks are greater in emerging markets.  The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  Investments

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Continued)
JUNE 30, 2014

in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may use derivatives such as options to increase its exposure to certain securities.  These techniques will result in greater volatility for the Fund, particularly in periods of market declines.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.  Please see page 8 for a complete list of fund holdings as of June 30, 2014.

Quasar Distributors, LLC, Distributor.

JORDAN OPPORTUNITY FUND
SECTOR ALLOCATION
JUNE 30, 2014 (Unaudited)

Sector Allocation	Percent of Net Assets
Information Technology	16.9%
Money Market Fund	16.7%
Health Care	16.0%
Industrials	14.0%
Financials	9.2%
Consumer Staples	8.5%
Consumer Discretionary	8.0%
Energy	5.9%
Telecommunication Services	5.1%
Liabilities in Excess of Other Assets	-0.3%
100.0%

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)

As a shareholder of the Jordan Opportunity Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, which include investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  A $15.00 fee is currently charged by the Fund’s transfer agent when there is a request that redemption be made by wire transfer.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 60 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary and are not included in the example below.  The

JORDAN OPPORTUNITY FUND
EXPENSE EXAMPLE (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)

example below includes, but is not limited to, investment advisory fees, fund accounting, custody and transfer agent fees.  It does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	January 1, 2014 –
	January 1, 2014	June 30, 2014	June 30, 2014*
Actual	$1,000	$1,079.50	$8.25
Hypothetical (5% return
before expenses)	$1,000	$1,016.86	$8.00

*
Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 1.60% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year).

JORDAN OPPORTUNITY FUND
PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2014 (Unaudited)

Jordan Opportunity Fund vs. S&P 500® Index

Average Annual Total	One	Five	Ten
Return on 6/30/14	Year	Year	Year
Jordan Opportunity Fund	30.04%	14.66%	9.79%
S&P 500® Index	24.61%	18.83%	7.78%

Cumulative Performance Comparison

The graph and table compare the change in value of a hypothetical $10,000 investment in the Fund and a broad based securities market index for the 10 years ended June 30, 2014.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The S&P 500® Index is an unmanaged index which is widely regarded  as the standard for measuring large-cap U.S. stock market performance.  Returns include reinvested dividends.  One cannot invest directly in an index.

On January 21, 2005, a limited partnership managed by Hellman, Jordan Management Co., Inc., the Fund's sub-advisor, reorganized into the Fund.  This limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.  The Fund's performance for periods prior to January 2005 is that of the limited partnership.  The limited partnership's expenses during the periods presented were higher than the Fund's expense ratio.  The limited partnership was not registered under the

JORDAN OPPORTUNITY FUND
PERFORMANCE CHART AND ANALYSIS (Continued)
JUNE 30, 2014 (Unaudited)

Investment Company Act of 1940 Act (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, would have adversely affected its performance.

The Fund's investment parameters are diverse and as such may be subject to different forms of investment risk; such as concentration risk, small- and medium-sized company risk, interest rate risk, high-yield bond and foreign securities risk.  The Fund may use derivatives such as options to increase its exposure to certain securities.  Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

Performance data quoted represents past performance and is not predictive of future performance.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance shown.  Performance data current to the most recent month end may be obtained by calling (800) 441-7013.

The Fund imposes a 2% redemption fee on shares held less than 60 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS – 83.6%

Aerospace & Defense – 2.7%
10,992	United Technologies
	Corp.	$1,269,026

Airlines – 1.7%
19,279	American Airlines
	Group, Inc. (a)	828,226

Auto Components – 2.6%
13,625	TRW Automotive
	Holdings Corp. (a)	1,219,710

Beverages – 1.7%
8,891	PepsiCo, Inc.	794,322

Biotechnology – 2.5%
3,801	Biogen Idec, Inc. (a)	1,198,493

Building Products – 1.9%
30,085	Continental Building
	Products, Inc. (a)	463,309
15,090	USG Corp. (a)	454,662
		917,971
Capital Markets – 9.2%
27,321	Evercore
	Partners, Inc.	1,574,782
35,314	Lazard Ltd.	1,820,791
30,125	Morgan Stanley	973,941
		4,369,514
Computers & Peripherals – 2.2%
11,126	Apple, Inc.	1,033,939

Diversified Telecommunication
Services – 5.1%
33,537	AT&T, Inc.	1,185,868
25,188	Verizon
	Communications,
	Inc.	1,232,449
		2,418,317
Electrical Equipment – 4.2%
18,680	Emerson
	Electric Co.	1,239,605
6,029	Rockwell
	Automation, Inc.	754,590
		1,994,195
Food Products – 2.2%
17,782	Kraft Foods
	Group, Inc.	1,066,031

Health Care Providers & Services – 10.6%
12,930	Community Health
	Systems, Inc. (a)	586,634
27,377	HCA Holdings,
	Inc. (a)	1,543,515
26,632	Tenet Healthcare
	Corp. (a)	1,250,106
16,982	Universal Health
	Services, Inc.	1,626,197
		5,006,452
Household Durables – 1.7%
33,680	DR Horton, Inc.	827,854

Household Products – 4.6%
17,786	Colgate-Palmolive Co.	1,212,649
8,891	Kimberly-Clark Corp.	988,857
		2,201,506
Internet Software & Services – 1.6%
11,155	Facebook, Inc. (a)	750,620

Machinery – 3.5%
20,092	Terex Corp.	825,781
21,338	Xylem, Inc.	833,889
		1,659,670
Media – 3.7%
20,220	Viacom, Inc.	1,753,681

Oil, Gas & Consumable Fuels – 5.9%
31,341	Cameco Corp.	614,597
10,069	Carrizo Oil &
	Gas, Inc. (a)	697,379
6,904	Concho
	Resources, Inc. (a)	997,628
2,961	Continental
	Resources, Inc. (a)	467,956
		2,777,560
Pharmaceuticals – 2.9%
23,816	Merck & Co., Inc.	1,377,756

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2014 (Unaudited)

Shares		Value

Semiconductors & Semiconductor
Equipment – 10.5%
15,170	Canadian Solar,
	Inc. (a)	$474,214
13,417	First Solar, Inc. (a)	953,412
41,475	Freescale
	Semiconductor
	Ltd. (a)	974,663
27,398	JinkoSolar Holding
	Co., Ltd. – ADR (a)	826,598
17,883	NXP Semiconductors
	N.V. (a)	1,183,496
12,061	Skyworks
	Solutions, Inc.	566,385
		4,978,768
Software – 2.6%
31,746	PTC, Inc. (a)	1,231,745
TOTAL COMMON STOCKS
(Cost $32,935,734)		39,675,356

Contracts
(100 shares per contract)

PUT OPTIONS PURCHASED – 0.0%

Index Option – 0.0%
694	iShares Russell
	2000 Index Fund,
	Expiration:
	July 2014,
	Exercise Price: $115	4,858
TOTAL PUT OPTIONS
PURCHASED
(Cost $33,652)		4,858

SHORT-TERM INVESTMENTS – 16.7%

Money Market Fund – 16.7%
7,906,949	Invesco Short-Term
	Treasury Portfolio –
	Institutional Class,
	0.01% (b)	7,906,949
TOTAL SHORT-TERM
INVESTMENTS
(Cost $7,906,949)		7,906,949
TOTAL INVESTMENTS IN
SECURITIES – 100.3%
(Cost $40,876,335)		47,587,163
Liabilities in Excess
of Other Assets – (0.3)%		(142,525)
TOTAL NET
ASSETS – 100.0%		$47,444,638

ADR – American Depositary Receipt.
(a)	Non-income producing security.
(b)	Seven-day yield as of June 30, 2014.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 2014 (Unaudited)

ASSETS
Investments in securities, at value (cost $40,876,335)	$47,587,163
Receivables:
Dividends and interest	30,091
Investment securities sold	744,888
Fund shares sold	250
Prepaid expenses	23,627
Total assets	48,386,019

LIABILITIES
Payables:
Investment securities purchased	832,269
Fund shares redeemed	467
Investment advisory fees	39,350
Audit fees	10,102
Administration fees	10,222
Custody fees	650
Fund accounting fees	10,978
Transfer agent fees	17,842
Chief Compliance Officer fees	4,397
Other accrued expenses	15,104
Total liabilities	941,381

NET ASSETS	$47,444,638

COMPONENTS OF NET ASSETS
Paid-in capital	$42,424,575
Undistributed net investment income	38,694
Accumulated net realized loss on investments and options	(1,729,459)
Net unrealized appreciation on investments and options	6,710,828
Net assets	$47,444,638

Net Asset Value (unlimited shares authorized)
Net assets	$47,444,638
Shares of beneficial interest issued and outstanding	2,587,516
Net asset value, offering and redemption price per share	$18.34

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $1,286)	$415,908
Interest	459
Total investment income	416,367

EXPENSES
Investment advisory fees	236,022
Transfer agent fees	39,335
Administration fees	23,899
Fund accounting fees	22,816
Audit fees	10,214
Registration fees	9,195
Reports to shareholders	8,149
Chief Compliance Officer fees	7,570
Miscellaneous expenses	7,098
Custody fees	6,329
Legal fees	3,943
Trustee fees	2,178
Insurance expense	925
Total expenses	377,673
Net investment loss	38,694

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
Net realized gain on investments and options	5,566,326
Change in net unrealized depreciation on investments and options	(2,000,052)
Net realized and unrealized gain on investments and options	3,566,274
Net increase in net assets resulting from operations	$3,604,968

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30, 2014	December 31,
	(Unaudited)	2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$38,694	$(294,892)
Net realized gain on investments and options	5,566,326	9,887,778
Change in net unrealized appreciation
(depreciation) on investments and options	(2,000,052)	3,076,395
Net increase in net assets
resulting from operations	3,604,968	12,669,281
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(58,241)
Total distributions	—	(58,241)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(4,563,410)	(13,928,382)
Total decrease in net assets	(958,442)	(1,317,342)
NET ASSETS
Beginning of period/year	48,403,080	49,720,422
End of period/year	$47,444,638	$48,403,080
Undistributed
net investment income	$38,694	$—

(a)   Summary of capital share transactions is as follows:

	Six Months Ended		Year Ended
	June 30, 2014 (Unaudited)		December 31, 2013
	Shares	Value	Shares	Value
Shares sold	9,446	$165,958	129,961	$1,885,313
Shares issued
in reinvestment
of distributions	—	—	3,147	52,996
Shares redeemed (b)	(271,724)	(4,729,368)	(1,071,812)	(15,866,691)
Net decrease	(262,278)	$(4,563,410)	(938,704)	$(13,928,382)

(b)  Net of redemption fees of $106 and $785, respectively.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value,
beginning of period/year	$16.98		$13.12	$11.49	$12.47	$10.85	$7.57

INCOME FROM
INVESTMENT
OPERATIONS
Net investment income (loss)	0.01	#	(0.09)#	0.03 #	(0.05)#	(0.05)	(0.04)
Net realized and unrealized
gain (loss) on investments
and options	1.35		3.97	1.62	(0.93)	1.67	3.32
Total from
investment operations	1.36		3.88	1.65	(0.98)	1.62	3.28

LESS DISTRIBUTIONS
From net investment income	—		(0.02)	(0.02)	—	—	—
Return of capital	—		—	—	—	—	— *
Total distributions	—		(0.02)	(0.02)	—	—	— *
Paid-in capital from
redemption fees (Note 2)	0.00	*	0.00 *	0.00 *	0.00 *	0.00 *	0.00 *
Net asset value,
end of period/year	$18.34		$16.98	$13.12	$11.49	$12.47	$10.85
Total return	7.95	%^	29.65%	14.39%	(7.86)%	14.93%	43.39%

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$47.4		$48.4	$49.7	$68.5	$108.2	$111.3
Portfolio turnover rate	54	%^	139%	191%	234%	246%	336%
Ratio of expenses to
average net assets	1.60	%+	1.50%	1.45%	1.34%	1.37%	1.42%
Ratio of net investment income
(loss) to average net assets	0.16	%+	(0.60)%	0.22%	(0.38)%	(0.41)%	(0.44)%

#	Calculated using the average shares outstanding method.
*	Less than $0.01 per share.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

Jordan Opportunity Fund (the “Fund”) is a diversified series of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  Prior to April 30, 2009, the Fund was a series of Forum Funds.  The Fund commenced operations on January 21, 2005.  Prior to the Fund’s inception date, the Fund was organized as a limited partnership managed by Hellman, Jordan Management Co., Inc. (the “Sub-Advisor”).  This limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.

The investment objective of the Fund is to seek capital appreciation.  The Fund seeks to achieve its objective by investing primarily in publicly traded stocks of U.S. companies regardless of market capitalization size.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2014 (Unaudited)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  At June 30, 2014, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principals (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2014 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2014. See the Schedule of Investments for industry breakout:

	Level 1	Level 2	Level 3	Total
Common Stocks	$39,675,356	$—	$—	$39,675,356
Put Options Purchased	—	4,858	—	4,858
Short-Term Investments	7,906,949	—	—	7,906,949
Total Investments in Securities	$47,582,305	$4,858	$—	$47,587,163

There were no transfers into or out of Levels 1, 2 or 3 during the six months ended June 30, 2014 for the Fund.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may make substantial use of options, which are derivatives and employ specialized trading techniques such as options trading to increase its exposure to certain selected securities.  The Fund may employ these techniques speculatively to enhance returns and not merely as hedging tools.

Statement of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
	as of June 30, 2014		as of June 30, 2014
Hedging	Balance	Fair	Balance	Fair
Instruments	Sheet Location	Value	Sheet Location	Value
Equity Contracts	Investments
in securities,
	at value	$4,858	None	$—
Total		$4,858		$—

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2014 (Unaudited)

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014:

Change in
Unrealized
	Location of	Realized	Appreciation
	Gain (Loss)	Gain (Loss)	(Depreciation)
	on Derivatives	on Derivatives	on Derivatives
Hedging	Recognized	Recognized	Recognized
Instruments	in Income	in Income	in Income
Equity Contracts	Net realized	$(20,966)	$(28,794)
and unrealized
gain (loss)
on investments
and options

The average number of contracts held by the Fund during the six months ended June 30, 2014 was 317.
B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2013, the Fund had no post October losses.

At December 31, 2013, the Fund had capital loss carryforwards available for federal income tax purposes as follows:

Year of Expiration	Amount
December 31, 2017	$7,096,242

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2014 (Unaudited)

has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income, if any, are declared and paid annually.  Capital gains on securities, if any, are declared and paid at least on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Fund may purchase call or put options on securities and indices.  As  the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2014 (Unaudited)

the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 60 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Windowpane Advisors, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice,

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2014 (Unaudited)

office space, certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended June 30, 2014, the Fund incurred $236,022 in advisory fees.

Hellman, Jordan Management Co. is the sub-advisor to the Fund.  The sub-advisory fee, calculated as a percentage of the Fund’s average net assets, is paid by the Advisor.

During the period, the Advisor and Sub-Advisor may voluntarily waive their fees to the extent necessary to limit the Fund’s expenses to 2.00%.  Voluntary waivers of fees and expense reimbursements may be reduced or eliminated at anytime.  For the six months ended June 30, 2014, no fees were waived.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant and transfer agent.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the six months ended June 30, 2014 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2014, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $35,108,253 and $40,730,254, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2014.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2014 (Unaudited)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

For the six months ended June 30, 2014, there were no distributions made by the Fund.  The tax character of distributions paid during they year ended December 31, 2013 was as follows:

Distributions paid from:	December 31, 2013
Ordinary income	$58,241
Long-term capital gain	—
$58,241

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation	$8,511,337
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(7,096,242)
Total accumulated gains (losses)	$1,415,095

At December 31, 2013, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax treatment of wash sales and market to market adjustment of options.

JORDAN OPPORTUNITY FUND

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 441-7013.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the 12 months ending June 30 is available without charge, upon request, by calling (800) 441-7013 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 441-7013.  Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

In addition, the Fund’s Advisor makes publicly available, on a quarterly basis, information regarding the Fund’s top ten holdings (including name and percentage of the Fund’s assets invested in each holding) and the percentage breakdown of the Fund’s investments by country, sector and industry, as applicable.  This holdings information is made available through the Fund or Advisor’s website, marketing communications (including printed advertisements and sales literature), and/or the Fund’s Transfer Agent telephone customer service center that supports the Fund.  This quarterly holdings information is released within 15 days after the quarter end.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at (800) 441-7013 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us verbally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

(This Page Intentionally Left Blank.)

Investment Advisor
Windowpane Advisors, LLC
550 West C Street, Suite 960
San Diego, California  92101

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103-3638

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Jordan Opportunity Fund
c/o U.S. Bancorp Fund
  Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701
1-800-441-7013
www.jordanopportunity.com

Custodian
U.S. Bank, National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
(800) 441-7013

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Jordan Opportunity Fund      Symbol – JORDX      CUSIP – 742935182

Copyright © 2014 Jordan Opportunity Fund, JORDX June 30, 2014 Semi-Annual Report

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/Elaine E Richards
Elaine E Richards, President

Date     August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Elaine E Richards
Elaine E. Richards, President

Date      August 28, 2014

By (Signature and Title)                      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date      September 3, 2014

* Print the name and title of each signing officer under his or her signature.